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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1114 Avenue of the Americas, 29th Floor
         New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (212) 903-2800

Signature, Place, and Date of Signing:


/s/ Peter Thiel                          February 13, 2009       New York, NY
-------------------------------------   -------------------   ------------------
[Signature]                                    [Date]            [City, State]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            25
Form 13F Information Table Value Total:       $31,703
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                                        VALUE  SHRS OR        PUT/ INVESTMENT  OTHER   -------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- ------ ---- ---------- -------- ------- ------ ----
ALABAMA AIRCRAFT IND INC     COM            01023E100     699  413,760   SH           SOLE             413,760    0     0
ALTRIA GROUP INC             COM            02209S103   2,711  180,000   SH           SOLE             180,000    0     0
AMERICAN EXPRESS CO          COM            025816109   5,194  280,000   SH           SOLE             280,000    0     0
BURLINGTON NORTHN SANTA FE C COM            12189T104     303    4,000   SH           SOLE               4,000    0     0
DIAGEO P L C                 SPON ADR NEW   25243Q205     567   10,000   SH           SOLE              10,000    0     0
EXXON MOBIL CORP             COM            30231G102     391    4,900   SH           SOLE               4,900    0     0
HEWLETT PACKARD CO           COM            428236103     907   25,000   SH           SOLE              25,000    0     0
INTEL CORP                   COM            458140100     440   30,000   SH           SOLE              30,000    0     0
INTERVAL LEISURE GROUP INC   COM            46113M108     135   25,000   SH           SOLE              25,000    0     0
ISTAR FINL INC               COM            45031U101     223   99,800   SH           SOLE              99,800    0     0
MASTERCARD INC               CL A           57636Q104   1,001    7,000   SH           SOLE               7,000    0     0
MEADOW VY CORP               COM            583185103     257   32,402   SH           SOLE              32,402    0     0
MFA MTG INVTS INC            COM            55272X102     295   50,000   SH           SOLE              50,000    0     0
MICROSOFT CORP               COM            594918104   1,555   80,000   SH           SOLE              80,000    0     0
NATIONAL COAL CORP           COM NEW        632381208     127  100,000   SH           SOLE             100,000    0     0
NCR CORP NEW                 COM            62886E108     283   20,000   SH           SOLE              20,000    0     0
NRG ENERGY INC               COM NEW        629377508   1,633   70,000   SH           SOLE              70,000    0     0
PHILIP MORRIS INTL INC       COM            718172109   1,088   25,000   SH           SOLE              25,000    0     0
PLAYBOY ENTERPRISES INC      CL B           728117300     405  187,555   SH           SOLE             187,555    0     0
PROCTER & GAMBLE CO          COM            742718109   1,236   20,000   SH           SOLE              20,000    0     0
SCHERING PLOUGH CORP         COM            806605101   1,042   61,184   SH           SOLE              61,184    0     0
SPDR TR                      UNIT SER 1     78462F103   6,768   75,000   SH           SOLE              75,000    0     0
T-3 ENERGY SRVCS INC         COM            87306E107     371   39,300   SH           SOLE              39,300    0     0
TERADATA CORP DEL            COM            88076W103     371   25,000   SH           SOLE              25,000    0     0
WALGREEN CO                  COM            931422109   3,701  150,000   SH           SOLE             150,000    0     0


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